INVESTMENTS	12 Months Ended
Dec. 31, 2019
INVESTMENTS
INVESTMENTS

4. INVESTMENTS

Marketable Securities

Marketable securities, which the Company classifies as available-for-sale securities, primarily consist of high quality commercial paper, corporate bonds, and U.S. government debt obligations. Marketable securities with remaining effective maturities of twelve months or less from the balance sheet date are classified as short-term; otherwise, they are classified as long-term on the consolidated balance sheets.

The following tables provide the Company’s marketable securities by security type (in thousands):

	As of December 31, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Commercial Paper and corporate bonds	$7,540	$—	$(20)	$7,520
US government agency debt security	12,466	19	(1)	12,484
Total	$20,006	$19	$(21)	$20,004

Contractual maturities of the Company’s marketable securities are summarized as follows (in thousands):

	As of December 31, 2019
		Gross	Gross
		Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value
Due in one year or less	$20,006	$19	$(21)	$20,004
Total	$20,006	$19	$(21)	$20,004

At December 31, 2019, the Company had $19 thousand of gross unrealized gains and $21 thousand of gross unrealized losses primarily due to fluctuations in the fair value of certain U.S. government agency debt securities.

During the year ended December 30, 2019, the Company recorded $1 thousand of net realized gains from the sale of marketable securities.

As of December 31, 2019, we did not intend to sell and it was not likely that we would be required to sell these investments before recovery of their amortized cost basis, which may be at maturity. Unrealized losses related to these investments are primarily due to interest rate fluctuations as opposed to changes in credit quality. Therefore, as of December 31, 2019, we have recognized no other-than-temporary impairment loss.